Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026	$ 31,834
2027	30,269
2028	26,839
2029	22,768
2030	18,574
2031 and thereafter	40,445
Total undiscounted remaining minimum lease payments	170,729
Less: imputed interest	(48,546)
Total discounted remaining minimum lease payments	122,183	$ 123,525
Finance Leases
2026	28,446
2027	28,967
2028	28,309
2029	28,181
2030	27,819
2031 and thereafter	145,127
Total undiscounted remaining minimum lease payments	286,849
Less: imputed interest	(130,719)
Total discounted remaining minimum lease payments	$ 156,130	$ 161,678